DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Net Loss Per Share
Unvested restricted common shares	7,733	7,733	7,733	7,733	193,333	193,333
Potentially dilutive securities excluded from computation of diluted loss per share			6,325,000	7,604,000	182,702,000	215,810,000